Discontinued operations - Gain on Disposition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	$ 856,797	$ 540,473	$ 279,735
Accounts receivable and other	190,676	121,082
Inventories	278,995	235,890
Property, plant and equipment	4,118,782	3,755,559	3,596,262
Assets held for sale	5,835,593	4,987,634
Accounts payable and accrued liabilities	(366,690)	(254,030)
Asset retirement obligations	(132,996)	(129,109)	$ (109,873)
Liabilities associated with assets held for sale	(10,133)	(10,867)
Certej Project | Disposal group held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Cash	354	770
Accounts receivable and other	1,034	1,276
Inventories	1,694	1,586
Property, plant and equipment	13,604	23,995
Assets held for sale	16,686	27,627
Accounts payable and accrued liabilities	(249)	(228)
Asset retirement obligations	(9,884)	(10,639)
Liabilities associated with assets held for sale	$ (10,133)	$ (10,867)